Stock Plan Activity (Detail) - Stock Awards - $ / shares shares in Millions		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested balance, beginning of year		96
Granted	[1]	41
Vested		(42)
Forfeited		(7)
Nonvested balance, end of year		88		96
Weighted Average Grant-Date Fair Value
Nonvested balance, beginning of year		$ 250.37
Granted		339.46	[1]	$ 252.59	$ 291.22
Vested		246.71
Forfeited		270.59
Nonvested balance, end of year		$ 292.28		$ 250.37

[1]	Includes 1 million of PSUs granted at target and performance adjustments above target levels for each of the fiscal years 2024, 2023, and 2022.